SUBSEQUENT EVENTS (Details) (USD $)	0 Months Ended	1 Months Ended	3 Months Ended		12 Months Ended		191 Months Ended	194 Months Ended		12 Months Ended			1 Months Ended			3 Months Ended		1 Months Ended		3 Months Ended
	Apr. 03, 2013	Feb. 28, 2013	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013	Apr. 11, 2013	Dec. 31, 2012 Lincoln Park Capital Fund, LLC [Member]	Dec. 31, 2011 Lincoln Park Capital Fund, LLC [Member]	Dec. 31, 2010 Lincoln Park Capital Fund, LLC [Member]	May 15, 2013 Subsequent Event [Member]	Jan. 31, 2013 Subsequent Event [Member]	Mar. 31, 2013 Subsequent Event [Member]	Mar. 31, 2013 Subsequent Event [Member] Series A Convertible Preferred Stock [Member]	Mar. 31, 2013 Subsequent Event [Member] Series B Convertible Preferred Stock [Member]	Feb. 28, 2013 Subsequent Event [Member] February 2011 Promissory Notes [Member]	Feb. 28, 2013 Subsequent Event [Member] February 2012 Promissory Notes [Member]	Mar. 31, 2013 Subsequent Event [Member] Lincoln Park Capital Fund, LLC [Member]
Subsequent Event [Line Items]
Issuance price of common stock per share			$ 0.10										$ 0.11							$ 0.108
Proceeds from issuance of common stock							$ 400,490	$ 400,490					$ 100,000							$ 450,000
Issuance of stock during period										28,460,908	17,335,942	1,153,846	911,205			39,851	1,801.83			4,154,436
Additional shares issued													19,230
Issuance of common stock for commitment fee																				86,535
Common shares issued in exchange for convertible notes		9,739,912			7,989,103	1,515,130												14,699,000	5,041,000
Proceeds from the sale of prior unused net operating loss carryovers					391,756									391,756
Common Stock, shares authorized			800,000,000	500,000,000	500,000,000	500,000,000	500,000,000	800,000,000							800,000,000
Exercise of stock options	10,305,000				10,606	5,141
Restricted stock allocated	22,750,000
Additional award option									$ 50,000